Nov. 1, 2005


Securities and Exchange Commission
450 Fifth St. N.W.
Washington, D.C.  20549-1004

ATTN: Mark Cowan
Document Control - EDGAR


Re:      AXP Variable Portfolio - Investment Series, Inc.
            RiverSource(SM) Variable Portfolio - Growth Fund
            RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - Large Cap Value Fund RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund RiverSource(SM) Variable Portfolio - Mid Cap Value Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund RiverSource(SM) Variable Portfolio - S&P 500 Index Fund RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - International Opportunity Fund
         Post-Effective Amendment No. 57
         File No. 2-73115/811-3218

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 57 (Amendment). This Amendment was filed electronically on Oct. 27, 2005.

If you have any questions, please contact either Christopher O. Petersen at
(612) 671-4321, Boba Selimovic at (612) 671-7449 or Anna Butskaya at (612)
671-4993.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.